Staff expenses - Summary of number of employees (Details) - Employee	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total average number of employees at full time equivalent basis	55,901	53,431	52,233
Netherlands [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total average number of employees at full time equivalent basis	15,201	14,415	13,600
International [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total average number of employees at full time equivalent basis	40,701	39,016	38,633